Condensed Statement of Cash Flows (unaudited) - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income		$ (855,000)	$ (7,838,000)	$ (8,758,000)	$ 4,737,000	$ 5,289,000	$ 6,246,000	$ 3,863,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization expense		374,000	1,028,000	5,432,000	48,000	52,000	50,000	50,000
Amortization of debt issuance costs and discount		0	17,000	429,000	0	0	0	0
Equity-based compensation expense		0	0	86,000	74,000	80,000	104,000	0
Provision for doubtful accounts			43,000			0	0	0
Deferred income tax benefit		(372,000)	(2,637,000)	(3,341,000)	(5,000)	(8,000)	(2,000)	7,000
Changes in assets and liabilities:
Accounts receivable		(1,410,000)	(4,000,000)	163,000	88,000	6,818,000	(2,488,000)	(3,492,000)
Contract assets		526,000	3,868,000	(288,000)	(269,000)	(4,300,000)	(127,000)	(129,000)
Prepaid expenses and other assets		70,000	(453,000)	(5,829,000)	1,000	(29,000)	(59,000)	(47,000)
Accounts payable		1,427,000	1,111,000	6,737,000	840,000	51,000	(349,000)	581,000
Accrued liabilities		321,000	1,224,000	4,733,000	1,313,000	504,000	735,000	954,000
Contract liabilities		25,000	40,000	1,595,000	0	0	0	0
Other liabilities		76,000	181,000	263,000	(5,000)	157,000	11,000	97,000
Net cash provided by operating activities		182,000	(7,416,000)	1,222,000	6,822,000	8,614,000	4,121,000	1,884,000
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired		(26,843,000)	(184,714,000)	(224,000)	0	0	0	0
Purchases of property and equipment		(57,000)	(155,000)	(601,000)	(115,000)	(121,000)	(18,000)	(60,000)
Net cash used in investing activities		(26,900,000)	(184,869,000)	(825,000)	(115,000)	(121,000)	(18,000)	(60,000)
Cash flows from financing activities:
Proceeds from term loan			107,249,000			0	0	0
Repayment of borrowing from a related party				(125,000)
Parent's contribution		15,298,000	95,047,000	0	0	0	0	0
Repayment of term loan		0		(825,000)	0
Proceeds from promissory notes		15,219,000	91,283,000	0	0	0	0	0
Repayment of promissory notes			(91,283,000)			0	0	0
Proceeds from short-term borrowings			4,000,000			2,000,000	0	2,000,000
Repayment of short-term borrowings			(4,000,000)			(2,000,000)	(2,000,000)	(2,000,000)
Payment of debt issuance costs to third parties			(307,000)			0	0	0
Proceeds from revolving credit facility		0		1,500,000	0
Distributions to members		0	0	0	(4,011,000)	(9,773,000)	(839,000)	(2,593,000)
Net cash provided by (used in) financing activities		30,517,000	201,989,000	675,000	(4,011,000)	(9,773,000)	(2,839,000)	(2,593,000)
Net increase in cash and cash equivalents		3,799,000	9,704,000	1,072,000	2,696,000	(1,280,000)	1,264,000	(769,000)
Cash and cash equivalents at beginning of period		0	0	9,704,000	1,644,000	1,644,000	380,000	1,149,000
Cash and cash equivalents at end of period	$ 9,704,000	4,340,000	9,704,000	10,776,000	4,340,000	364,000	1,644,000	380,000
Cash and cash equivalents at end of period		$ 3,799,000			$ 3,799,000
Cash paid during the period for:
Interest			384,000			1,000	127,000	42,000
Income taxes			0			9,000	5,000	2,000
Non-cash investing activity:
Parent units issued for acquisitions			13,188,000			$ 0	$ 0	$ 0
GigCapital4, Inc
Cash flows from operating activities:
Net (loss) income	(34,096)			(4,280,092)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Change in fair value of warrant liability				196,973
Interest earned on cash and marketable securities held in Trust Account				(20,160)
Changes in assets and liabilities:
Accounts payable	24,075			2,396
Accrued liabilities	10,000			2,232,049
Prepaid expenses				(347,674)
Receivable from related party				(1,242)
Other long-term assets				(114,487)
Payable to related parties	21			57,369
Other current liabilities				6,016
Net cash provided by operating activities	0			(2,268,852)
Cash flows from investing activities:
Investment of cash in Trust Account				(358,800,000)
Net cash used in investing activities				(358,800,000)
Cash flows from financing activities:
Proceeds from sale of common stock to Founder	25,000
Proceeds from related party loan	125,000
Proceeds from sale of Units, net of underwriting discounts paid				351,624,000
Proceeds from Issuance of Private Placement to Units	1,560,000
Repayment of borrowing from a related party				(125,000)
Payment of offering costs				(593,899)
Net cash provided by (used in) financing activities	150,000			361,901,101
Net increase in cash and cash equivalents	150,000			832,249
Cash and cash equivalents at beginning of period	0			150,000
Cash and cash equivalents at end of period	150,000		$ 150,000	982,249
Non-cash investing activity:
Fair value of warrant liability				187,908
Deferred underwriting fee payable				12,558,000
Change in value of common stock subject to possible redemption				20,412,043
Deferred Offering Costs Included In Accounts Payable	10,320
Deferred offering costs included in accrued liabilities	$ 220,333			70,000
Underwriters | GigCapital4, Inc
Cash flows from financing activities:
Proceeds from Issuance of Private Placement to Units				2,496,000
Founder [Member] | GigCapital4, Inc
Cash flows from financing activities:
Proceeds from Issuance of Private Placement to Units				$ 8,500,000